Financial Risk Management - Schedule of Monetary Assets and Liabilities Denominated in Foreign Currencies (Details)
€ in Millions, ₫ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, Rp in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 VND (₫)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 BRL (R$)
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 13,617									₩ 43,256
Financial liabilities	8,631									34,988
USD
Disclosure Of Financial Instruments [Line Items]
Financial assets	10,761	$ 9,623,496								36,026	$ 33,614,259
Financial liabilities	8,373	$ 7,486,441								33,815	$ 31,553,072
JPY
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,053		¥ 103,945,453							888		¥ 93,528,526
Financial liabilities	11		¥ 1,042,657							3		¥ 294,217
EUR
Disclosure Of Financial Instruments [Line Items]
Financial assets	460			€ 359,772						453			€ 354,019
IDR
Disclosure Of Financial Instruments [Line Items]
Financial assets	13				Rp 172,822,025					71				Rp 901,342,531
Financial liabilities | Rp					Rp 3,098,944									Rp 17,291
THB
Disclosure Of Financial Instruments [Line Items]
Financial assets	1					฿ 34,633				11					฿ 334,038
Financial liabilities	6					฿ 173,389				1					฿ 35,317
TWD
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,328						$ 36,311,172			5,315						$ 147,972,077
Financial liabilities	241						$ 6,597,223			1,061						$ 29,537,654
VND
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 1							₫ 9,270,000		397							₫ 84,010,000
Financial liabilities								₫ 3,243,600		107							₫ 22,830,100
HKD
Disclosure Of Financial Instruments [Line Items]
Financial assets									$ 2,731	43								$ 304,033
Financial liabilities										1								$ 4,967
BRL
Disclosure Of Financial Instruments [Line Items]
Financial assets										₩ 52									R$ 161,846